Shareholder Fees	Jun. 20, 2025 USD ($)
Global Sustainable Listed Infrastructure Fund | Global Sustainable Listed Infrastructure Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0